Events after reporting period	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after reporting period	Events after the reporting period
The fourth installment of the 2025 declared dividends, paid on January 19, 2026, amounted to approximately $0.0814 per share, resulting in a total dividend distribution of $17,384,493.

On February 17, 2026, the Entity prepaid the MetLife 10-year loan, originally scheduled to mature in December 2027, for a total of $101,020,837.